Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2025
Derivative Financial Instruments [Abstract]
Schedule of Derivative Assets

	December 31, 2025	December 31, 2024

Assets
Foreign currency forward contracts - Term Facility (d(iii))	$12,033	$—
Warrants	398	52
Total derivative assets	$12,431	$52

Classified as:	December 31, 2025	December 31, 2024

Current	$2,051	$52
Non-current	10,380	—
	$12,431	$52

Schedule of Derivative Liabilities

	December 31, 2025	December 31, 2024

Liabilities
Foreign currency collars (a)	$247	$194
Euro forward contracts (b)	—	2,353
Gold collars (c)	—	20,465
Gold commodity swaps - Term Facility (d(i))	69,528	18,149
Copper commodity swaps - Term Facility (d(i))	23,087	3,165
Interest rate swaps - Term Facility (d(ii))	8,255	12,167
Foreign currency forward contracts - Term Facility (d(iii))	—	4,837
Gold collars - Term Facility (d(iv))	12,016	—
Total derivative liabilities	$113,133	$61,330

Classified as:	December 31, 2025	December 31, 2024

Current	$96,879	$25,587
Non-current	16,254	35,743
	$113,133	$61,330

Schedule of Outstanding Foreign Currency Collars
As at December 31, 2025, the Company's outstanding foreign currency collars were as follows:

2026
Canadian dollar collars
Canadian dollar contracts	$96,012
Weighted average put strike price (USD:CDN)	1.30
Weighted average call strike price (USD:CDN)	1.41

Euro collars
Euro contracts	$82,800
Weighted average put strike price (EUR:USD)	1.25
Weighted average call strike price (EUR:USD)	1.15

Schedule of Movement of Derivative Assets (Liabilities)

	Year ended December 31,
	2025	2024

Opening derivative (liability) asset	$(194)	$1,338
Change in fair value	2,674	(1,537)
Settlements	(2,727)	5
Closing derivative liability	$(247)	$(194)
The foreign currency forward contracts have not been designated as hedging instruments. Changes in the fair value of foreign currency forward contracts outstanding during the year ended December 31, 2025 were as follows:

	Year ended December 31,
	2025	2024

Opening derivative (liability) asset	$(2,353)	$1,478
Change in fair value	1,693	(5,088)
Settlements	660	1,257
Closing derivative (liability) asset	$—	$(2,353)
Changes in the fair value of gold commodity swaps outstanding during the year ended December 31, 2025 were as follows:

	Year ended December 31,
Gold commodity swaps	2025	2024

Opening derivative liability	$(18,149)	$(2,966)
Change in fair value	(51,379)	(15,183)
Closing derivative liability	$(69,528)	$(18,149)

Changes in the fair value of copper commodity swaps outstanding during the year ended December 31, 2025 were as follows:

	Year ended December 31,
Copper commodity swaps	2025	2024

Opening derivative liability	$(3,165)	$(1,032)
Change in fair value	(19,922)	(2,133)
Closing derivative liability	$(23,087)	$(3,165)
Changes in the fair value of interest rate swaps outstanding during the year ended December 31, 2025 were as follows:

	Year ended December 31,
	2025	2024

Opening derivative liability	$(12,167)	$(11,605)
Change in fair value	961	850
Settlements	2,951	(1,412)
Closing derivative liability	$(8,255)	$(12,167)
Changes in the fair value of foreign currency forward contracts outstanding during the year ended December 31, 2025 were as follows:

	Year ended December 31,
	2025	2024

Opening derivative (liability) asset	$(4,837)	$6,229
Change in fair value	16,870	(11,066)
Closing derivative asset (liability)	$12,033	$(4,837)
Changes in the fair value of the gold collars are recorded in other (expense) income.

	Year ended December 31,
	2025	2024

Opening derivative asset	$—	$—
Change in fair value	(12,016)	—
Closing derivative liability	$(12,016)	$—

Schedule of Outstanding Gold Collars
Changes in the fair value of gold collars outstanding during the year ended December 31, 2025 were as follows:

	Year ended December 31,
	2025	2024

Opening derivative liability	$(20,465)	$(3,026)
Change in fair value	(133,030)	(17,439)
Settlements	153,495	—
Closing derivative liability	$—	$(20,465)